Leases (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Operating Lease, Right-of-Use Asset	$ 297,644		$ 297,644		$ 323,048
Sublease Income	22,746	$ 18,117	43,120	$ 34,299
Revenues	346,938	280,661	656,460	517,278
Operating Leases [Member]
Related Party Transaction [Line Items]
Operating Lease, Liability	290,857		290,857		311,115
Operating Lease, Right-of-Use Asset	297,644		297,644		$ 323,048
Time charter and voyage revenues	$ 17,418	7,702	$ 34,751	15,319
Lessee, Operating Lease, Remaining Lease Term	9 years 3 months 18 days		9 years 3 months 18 days
Finance Leases [Member]
Related Party Transaction [Line Items]
Sublease Income	$ 22,080		$ 39,865
Lessee, Finance Lease, Remaining Lease Term	9 years 1 month 6 days		9 years 1 month 6 days
Bareboat charter-in contract [Member] | Navios Libra and Navios Celeste [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates					7.00%
Bareboat charter-in contract [Member] | Navios Amitie and Navios Star [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates					5.00%
Bareboat charter-in contract [Member] | Baghdad, Erbil, Navios Horizon I, Navios Gemini, Navios Venus and Navios Lyra [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates					6.00%
Bareboat charter-in contract [Member] | Nave Electron [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates					4.00%
Bareboat Charter Out Contract [Member]
Related Party Transaction [Line Items]
Revenues	$ 8,065	$ 5,247	$ 16,042	$ 10,432
Bareboat Charter Out Contract [Member] | Baghdad and Erbil [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Description			ten years